Business Combination and Disposal of Subsidiaries - Schedule of Financial Statements (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
ARB Midware Group [Member]
Schedule of Financial Statements [Line Items]
Cash proceed		RM 1
Less: Cost of investment in subsidiaries		(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level
Post-acquisition reserves recognized up to the date of disposal		(305,818)
Total		(305,818)
Realization of foreign currency translation gain reclassified from reserve
Gain/(Loss) on disposal of subsidiaries at the Group level		RM (305,818)
ARB Synergy [Member]
Schedule of Financial Statements [Line Items]
Cash proceed
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level	(1)
Post-acquisition reserves recognized up to the date of disposal	4,440
Total	4,439
Realization of foreign currency translation gain reclassified from reserve
Gain/(Loss) on disposal of subsidiaries at the Group level	RM 4,439